Equity Investments in Unconsolidated Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2014
LSC Entities
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Information
The following tables present the investment activity in the LSC Entities.

Six Months Ended June 30, 2014
	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Balance at beginning of period	$73,186	$6,537	$32,966	$13,497	$126,186
Contributions	6,878	475	3,428	106	10,887
Equity in earnings (losses) of unconsolidated subsidiaries	(4,654)	(77)	(3,244)	6,840	(1,135)
Change in equity method investments	2,224	398	184	6,946	9,752
Balance at end of period	$75,410	$6,935	$33,150	$20,443	$135,938

Six Months Ended June 30, 2013
	Tiger	AMT Alpha	AMTCH	Total
Balance at beginning of period	$58,273	$8,211	$—	$66,484
Contributions	5,890	300	—	6,190
Acquisition of interest	—	—	22,411	22,411
Equity in earnings (losses) of unconsolidated subsidiaries	1,999	(1,943)	(845)	(789)
Change in equity method investments	7,889	(1,643)	21,566	27,812
Balance at end of period	$66,162	$6,568	$21,566	$94,296

The following tables summarize total assets and total liabilities as of June 30, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in the LSC Entities.

June 30, 2014
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$155,897	$14,787	$64,210	$41,305	$276,199
Total assets	166,507	15,224	66,716	42,853	291,300
Total liabilities	15,687	1,353	416	1,968	19,424
Members' equity	150,820	13,871	66,300	40,885	271,876
NGHC's 50% ownership interest	$75,410	$6,935	$33,150	$20,443	$135,938

December 31, 2013
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$153,684	$14,366	$64,974	$—	$233,024
Total assets	163,169	14,416	66,168	27,005	270,758
Total liabilities	16,797	1,342	236	12	18,387
Members' equity	146,372	13,074	65,932	26,993	252,371
NGHC's 50% ownership interest	$73,186	$6,537	$32,966	$13,497	$126,186

The following tables summarize the results of operations for the Company's unconsolidated equity method investment in the LSC Entities for the three and six months ended June 30, 2014 and 2013.

Three Months Ended June 30, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(2,933)	$(202)	$(2,106)	$777	$(4,464)
Total expenses	284	7	256	59	606
Net income (loss)	$(3,217)	$(209)	$(2,362)	$718	$(5,070)
NGHC's ownership interest	$(1,609)	$(104)	$(1,181)	$359	$(2,535)

Three Months Ended June 30, 2013
Condensed results of operations	Tiger	AMT Alpha	AMTCH	Total
Revenue, net of commission	$2,123	$236	$358	$2,717
Total expenses	666	10	464	1,140
Net income (loss)	$1,457	$226	$(106)	$1,577
NGHC's ownership interest	$729	$113	$(845)	$(3)

Six Months Ended June 30, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(8,512)	$(143)	$(6,064)	$14,445	$(274)
Total expenses	796	11	424	765	1,996
Net income (loss)	$(9,308)	$(154)	$(6,488)	$13,680	$(2,270)
NGHC's ownership interest	$(4,654)	$(77)	$(3,244)	$6,840	$(1,135)

Six Months Ended June 30, 2013
Condensed results of operations	Tiger	AMT Alpha	AMTCH	Total
Revenue, net of commission	$5,198	$(3,861)	$358	$1,695
Total expenses	1,200	24	464	1,688
Net income (loss)	$3,998	$(3,885)	$(106)	$7
NGHC's ownership interest	$1,999	$(1,943)	$(845)	$(789)

Fair Value Inputs, Assets, Quantitative Information
If the life expectancies were increased or decreased by 4 months and the discount factors were increased or decreased by 1% while all other variables were held constant, the carrying value of the investment in life insurance policies would increase or (decrease) by the unaudited amounts summarized below as of June 30, 2014 and December 31, 2013:

	Change in life expectancy
	Plus 4 Months	Minus 4 Months
Investment in life policies:
June 30, 2014	$(34,813)	$36,860
December 31, 2013	$(29,537)	$31,313

	Change in discount rate(1)
	Plus 1%	Minus 1%
Investment in life policies:
June 30, 2014	$(23,198)	$26,095
December 31, 2013	$(20,055)	$22,605

(1)  Discount rate is a present value calculation that considers legal risk, credit risk and liquidity risk and is a component of EDR.
The following summarizes data utilized in estimating the fair value of the portfolio of life insurance policies as of June 30, 2014 and December 31, 2013 and, only includes data for policies to which the LSC Entities assigned value at those dates:

	June 30, 2014	December 31, 2013
Average age of insured	80.8 years	80.1 years
Average life expectancy, months(1)	124	131
Average face amount per policy	$6,586	$6,611
Effective discount rate(2)	14.1%	14.2%

(1)  Standard life expectancy as adjusted for specific circumstances.
(2)  Effective Discount Rate ("EDR") is the LSC Entities' estimated internal rate of return on its life settlement contract portfolio and is determined from the gross expected cash flows and valuation of the portfolio. The valuation of the portfolio is calculated net of all reserves using a 7.5% discount rate. The EDR is implicit of the reserves and the gross expected cash flows of the portfolio. The LSC Entities anticipate that the EDR's range is between 12.5% and 17.5% and reflects the uncertainty that exists surrounding the information available as of the reporting date. As the accuracy and reliability of information improves (declines), the EDR will decrease (increase). The change in the EDR from December 31, 2013 to June 30, 2014 resulted from routine updating of life expectancies and other factors relating to operational risk.

Schedule Of Premiums To Be Paid To Keep Existing Life Insurance Policies In Force
The actual capital commitment may differ from the amounts shown based on policy lapses and terminations, death benefits received and other operating cash flows of the LSC Entities:

Premiums Due on Life Settlement Contracts
2014	$41,008
2015	43,688
2016	61,031
2017	39,847
2018	38,984
Thereafter	552,485
Total	$777,043

East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Information
The following tables present the investment activity in 800 Superior, LLC and East Ninth & Superior.

Six Months Ended June 30, 2014	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,863	$4,009	$6,872
Contributions	14	—	14
Distributions	—	—	—
Equity in earnings (losses) of unconsolidated subsidiaries	(393)	41	(352)
Change in equity method investments	(379)	41	(338)
Balance at end of period	$2,484	$4,050	$6,534

Six Months Ended June 30, 2013	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,671	$4,066	$6,737
Contributions	750	—	750
Distributions	—	—	—
Equity in earnings (losses) of unconsolidated subsidiaries	(210)	147	(63)
Change in equity method investments	540	147	687
Balance at end of period	$3,211	$4,213	$7,424

The following tables summarize total assets and total liabilities as of June 30, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior.

June 30, 2014
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$25,514	$20,992	$46,506
Total Liabilities	20,546	12,892	33,438
Members Equity	4,968	8,100	13,068
NGHC's 50% ownership interest	$2,484	$4,050	$6,534

December 31, 2013
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$26,528	$20,860	$47,388
Total Liabilities	20,801	12,841	33,642
Members Equity	5,727	8,019	13,746
NGHC's 50% ownership interest	$2,863	$4,009	$6,872

The following tables summarize the results of operations for the Company's unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior for the three and six months ended June 30, 2014 and 2013.

Three Months Ended June 30, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,175	$—	$1,175
Expenses	1,349	(24)	1,325
Net Income (Loss)	$(174)	$24	$(150)
NGHC's 50% ownership interest	$(87)	$12	$(75)

Three Months Ended June 30, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,187	$—	$1,187
Expenses	1,518	(253)	1,265
Net Income (Loss)	$(331)	$253	$(78)
NGHC's 50% ownership interest	$(165)	$126	$(39)

Six Months Ended June 30, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$2,418	$—	$2,418
Expenses	3,204	(82)	3,122
Net Income (Loss)	$(786)	$82	$(704)
NGHC's 50% ownership interest	$(393)	$41	$(352)

Six Months Ended June 30, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$2,375	$—	$2,375
Expenses	2,795	(295)	2,500
Net Income (Loss)	$(420)	$295	$(125)
NGHC's 50% ownership interest	$(210)	$147	$(63)